Commitments and Contingencies (Details) - Schedule of Milestone Events and Financial Terms	12 Months Ended
Dec. 31, 2023 USD ($)
Funding Milestone Paid [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone	$ 1,550,000
First Clinical Trial [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone	1,375,000
First Licensed Product [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone	5,000,000
Cumulative Net Sales of all Licensed Products in excess of Twenty Million US Dollars [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone	1,500,000
Cumulative Net Sales of all Licensed Products in excess of Fifty Million US Dollars .Cumulative Net Sales of all Licensed Products in ex [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone	5,000,000
Cumulative Net Sales of all Licensed Products in excess of One Hundred Million US Dollar [Member]
Schedule of Milestone Events and Financial Terms [Line Items]
Milestone	$ 10,000,000